RESTRUCTURING, ACQUISITION AND OTHER	12 Months Ended
Dec. 31, 2018
Restructuring, Acquisition, And Other [Abstract]
RESTRUCTURING, ACQUISITION AND OTHER
RESTRUCTURING, ACQUISITION AND OTHER

During the year ended December 31, 2018, we incurred $210 million (2017 - $152 million) in restructuring, acquisition and other expenses. These expenses in 2018 and 2017 primarily consisted of severance costs associated with the targeted restructuring of our employee base and certain sports-related and other contract termination costs.